Fair Value Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Carrying Amounts of Financial Assets and Liabilities Not Measured at Fair Value

Except those listed in the table below, the Company considers that the carrying amounts of financial assets and liabilities not measured at fair value approximate their fair values or the fair values cannot be reliable estimated.

	December 31, 2022		December 31, 2023
	Carrying Value	Fair Value	Carrying Value	Fair Value

Financial liabilities
Financial liabilities measured at amortized cost
Bonds payable	$30,477	$30,452	$30,483	$30,469

Carrying Amounts And Fair Value of Financial Assets and Liabilities
b.
Financial instruments that are measured at fair value on a recurring basis

December 31, 2022

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Derivatives	$—	$3	$—	$3
Listed stocks	1	—	—	1
Non-listed stocks	—	—	861	861
Limited partnership	—	—	135	135
Film and drama investing agreements	—	—	24	24
	$1	$3	$1,020	$1,024
Hedging financial assets	$—	$13	$—	$13
Financial assets at FVOCI
Listed stocks	$273	$—	$—	$273
Non-listed stocks	—	—	3,218	3,218
	$273	$—	$3,218	$3,491

December 31, 2023

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Derivatives	$—	$1	$—	$1
Listed stocks	—	—	—	—
Non-listed stocks	—	—	793	793
Limited partnership	—	—	219	219
Film and drama investing agreements	—	—	24	24
	$—	$1	$1,036	$1,037
Financial assets at FVOCI
Listed stocks	$243	$—	$—	$243
Non-listed stocks	—	—	4,169	4,169
	$243	$—	$4,169	$4,412
Hedging financial liabilities	$—	$—	$—	$—

Schedule of Percentage Decrease in Discount for Lack of Marketability or Noncontrolling Interests

	December 31
	2022	2023
Discount for lack of marketability	14.09%-20.00%	3.75%-20.00%
Noncontrolling interests discount	17.29%-25.00%	17.01%-25.00%
Growth rate of long-term revenue	0.19%	0.19%
Discount rate	7.20%-8.80%	7.11%-8.20%

Schedule of Impact of Decrease in Discount for Lack of Marketability or Noncontrolling Interests

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Discount for lack of marketability
5% increase	$(33)	$(49)
5% decrease	$33	$45
Noncontrolling interests discount
5% increase	$(24)	$(22)
5% decrease	$24	$22
Long-term revenue growth rates
0.1% increase	$30	$35
0.1% decrease	$(29)	$(35)
Discount rate
1% increase	$(330)	$(396)
1% decrease	$407	$488

Level 3 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Reconciliations for Financial Assets

2021

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2021	$677	$4,439	$5,116
Acquisition	25	81	106
Disposal	—	(5)	(5)
Reclassified to investments accounted for using equity method	—	(64)	(64)
Recognized in profit or loss under “Other gains and losses”	251	—	251
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	(1,294)	(1,294)
Proceeds from capital reduction of the investees	(44)	—	(44)
Balance at December 31, 2021	$909	$3,157	$4,066
Unrealized gain or loss in 2021	$232

2022

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2022	$909	$3,157	$4,066
Acquisition	348	16	364
Disposal	—	—	—
Recognized in profit or loss under “Other gains and losses”	(215)	—	(215)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	52	52
Proceed from capital reduction from investees	(22)	(7)	(29)
Balance at December 31, 2022	$1,020	$3,218	$4,238
Unrealized gain or loss in 2022	$(209)

2023

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2023	$1,020	$3,218	$4,238
Acquisition	133	305	438
Recognized in profit or loss under “Other gains and losses”	(95)	—	(95)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	649	649
Proceed from capital reduction from investees and profit distribution	(22)	(3)	(25)
Balance at December 31, 2023	$1,036	$4,169	$5,205
Unrealized gain or loss in 2023	$(95)